SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

12-02    GF     2000     3.9600       4.77	       Weeden & Co.
12-03   " "     2000     3.8300       4.76              " "
12-04   " "     6000     3.8300       4.76              " "
12-05   " "     5000     3.9200       4.73              " "
12-06   " "     3000     3.7200       4.74              " "
12-09   " "     6000     3.6300       4.65              " "
12-10   " "     2000     3.6400       4.69              " "
12-11   " "     3000     3.7200       4.72              " "
12-12   " "     3000     3.6800       4.71              " "
12-13   " "     6000     3.6200       4.67              " "
12-16   " "     7000     3.6933       4.64              " "
12-17   " "     1000     3.6350       4.65              " "
12-18   " "     2000     3.6085       4.58              " "
12-19   " "     1000     3.5000       4.50              " "
12-20   " "     1300     3.5100       4.53              " "
12-24   " "     9800     3.5059       4.49              " "
12-26   " "     2000     3.4900       4.51              " "
12-27   " "     7000     3.4557       4.47              " "
12-30   " "    18000     3.4711       4.52              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          1/09/03